UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe, Russia and Turkey Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2014 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 47.5%
	COMMON STOCKS – 44.0%
	AIRLINES – 1.1%
2,500,000	Aeroflot — Russian Airlines*	$3,541,250
	COMMERCIAL BANKS – 5.7%
6,500,000	Bank St Petersburg*	6,194,500
5,500,000	Sberbank*	11,343,200
		17,537,700
	DIVERSIFIED FINANCIAL SERVICES – 1.3%
2,500,000	Moscow Exchange	3,989,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
1,722,172	Rostelecom*	4,237,060
	FOOD & STAPLES RETAILING – 4.4%
335,000	DIXY Group*	3,839,468
30,000	Magnit	7,691,952
213,370	O'Key Group (GDR) Reg S	2,018,480
		13,549,900
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
40,000,000	E.ON Russia*	2,692,000
	METALS & MINING – 4.4%
250,000	MMC Norilsk Nickel (ADR)	4,922,500
200,000	Severstal	1,922,280
700,000	Severstal (GDR) Reg S	6,772,500
		13,617,280
	OIL, GAS & CONSUMABLE FUELS – 20.2%
2,700,000	Gazprom	19,845,000
51,437	Gazprom Neft OAO†	963,400
450,000	LUKOIL (ADR)	25,110,000
80,000	NovaTek (GDR) Reg S	8,308,000
750,000	Rosneft (GDR) Reg S	4,646,250
100,000	Tatneft (ADR)	3,574,000
		62,446,650
Shares	Description	Value(a)
	WIRELESS TELECOMMUNICATION SERVICES – 4.6%
50,000	MegaFon (GDR) Reg S	$1,400,000
400,000	Mobile Telesystems	3,092,600
6,000,000	Sistema JSFC*	6,624,600
120,000	Sistema JSFC (GDR) Reg S	2,977,200
		14,094,400
	Total Common Stocks (cost $113,244,109)	135,705,240
	PREFERRED STOCKS – 3.5%
	COMMERCIAL BANKS – 1.6%
3,000,000	Sberbank of Russia* (cost $4,818,968)	4,804,200
	OIL, GAS & CONSUMABLE FUELS – 1.9%
8,000,000	Surgutneftegaz* (cost $4,923,477)	5,902,400
	Total Preferred Stocks (cost $9,742,445)	10,706,600
	Total Investments in Russia (cost $120,945,021)	146,411,840
INVESTMENTS IN TURKEY – 16.8%
	AIRLINES – 1.5%
1,500,000	Turk Hava Yollari*	4,508,388
	AUTO COMPONENTS – 0.5%
500,000	Brisa Bridgestone Sabanci Sanayi ve Ticaret†	1,668,220
	AUTOMOBILES – 1.1%
550,000	Tofas Turk Otomobil Fabrikasi	3,408,667
	BEVERAGES – 0.6%
80,000	Coca-Cola Icecek	2,003,728
	BUILDING PRODUCTS – 0.9%
2,081,690	Trakya Cam Sanayii	2,638,489
	COMMERCIAL BANKS – 8.6%
1,650,000	Akbank	6,558,481
1,600,000	Turkiye Garanti Bankasi	6,598,323
1,325,000	Turkiye Halk Bankasi	10,002,330
1,200,000	Turkiye Is Bankasi	3,355,079
		26,514,213

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN TURKEY – 16.8% (continued)
	DIVERSIFIED FINANCIAL SERVICES – 1.1%
750,000	Haci Omer Sabanci Holding	$3,494,874
	FOOD & STAPLES RETAILING – 1.1%
75,000	Bim Birlesik Magazalar	1,775,396
175,000	Migros Ticaret*	1,561,626
		3,337,022
	FOOD PRODUCTS – 0.4%
150,000	Ulker Biskuvi Sanayi	1,160,298
	INDUSTRIAL CONGLOMERATES – 1.0%
1,125,000	Enka Insaat ve Sanayi	2,935,694
	Total Investments in Turkey (cost $41,487,391)	51,669,593
INVESTMENTS IN POLAND – 16.3%
	AIR FREIGHT & LOGISTICS – 2.5%
120,000	Integer.pl*†	7,721,118
	COMMERCIAL BANKS – 4.6%
80,000	Bank Pekao	4,251,096
12,500	Bank Zachodni WBK	1,420,300
2,000,000	Getin Noble Bank*	1,767,022
600,000	Powszechna Kasa Oszczednosci Bank Polski†	6,837,607
		14,276,025
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
1,300,000	Orange Polska	4,286,309
	INSURANCE – 2.7%
60,000	Powszechny Zaklad Ubezpieczen	8,450,975
	MEDIA – 0.6%
393,400	TVN*	1,788,239
	METALS & MINING – 2.7%
200,000	KGHM Polska Miedz	8,217,292
	OIL, GAS & CONSUMABLE FUELS – 1.1%
300,000	Polski Koncern Naftowy Orlen	3,553,251
Shares	Description	Value(a)
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
58,000	CCC†	$2,038,605
	Total Investments in Poland (cost $49,512,487)	50,331,814
INVESTMENTS IN GREECE – 11.6%
	COMMERCIAL BANKS – 3.1%
3,250,000	Alpha Bank*	2,609,100
1,500,000	National Bank of Greece*	4,836,870
1,000,000	Piraeus Bank*	2,114,040
		9,560,010
	CONSTRUCTION MATERIALS – 2.4%
240,267	Titan Cement	7,393,977
	DIVERSIFIED FINANCIAL SERVICES – 1.1%
350,000	Hellenic Exchanges — Athens Stock Exchange Holding*	3,474,786
	HOTELS, RESTAURANTS & LEISURE – 2.4%
450,000	OPAP	7,339,599
	SPECIALTY RETAIL – 2.6%
100,000	Folli Follie*	4,187,940
250,000	JUMBO*	3,746,400
		7,934,340
	Total Investments in Greece (cost $36,210,491)	35,702,712
INVESTMENTS IN KAZAKHSTAN – 2.2%
	METALS & MINING – 2.2%
50,000,000	Goldbridges Global Resources PLC*	2,616,400
736,678	Kazakhmys*	4,038,929
	Total Investments in Kazakhstan (cost $5,163,380)	6,655,329

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN CZECH REPUBLIC – 0.8%
	COMMERCIAL BANKS – 0.8%
12,000	Komercni Banka	$2,609,301
	Total Investments in Czech Republic (cost $2,113,767)	2,609,301
INVESTMENTS IN CYPRUS – 0.8%
	TRANSPORTATION INFRASTRUCTURE – 0.8%
300,000	Global Ports Investments (GDR) Reg S	2,568,000
	Total Investments in Cyprus (cost $2,613,607)	2,568,000
INVESTMENTS IN HUNGARY – 0.8%
	PHARMACEUTICALS – 0.8%
145,000	Richter Gedeon Nyrt	2,375,532
	Total Investments in Hungary (cost $3,006,106)	2,375,532
	Total Investments in Common and Preferred Stocks – 96.8% (cost $263,093,783)	298,324,121
SECURITIES LENDING COLLATERAL – 0.5%
1,522,284	Daily Assets Fund Institutional, 0.10% (cost $1,522,284)(b)(c)	1,522,284
Shares	Description	Value(a)
CASH EQUIVALENTS – 3.4%
10,568,081	Central Cash Management Fund, 0.06% (cost $10,568,081)(c)	$10,568,081
	Total Investments – 100.7% (cost $275,184,148)**	310,414,486
	Other Assets and Liabilities, Net – (0.7%)	(2,104,119)
	NET ASSETS – 100.0%	$308,310,367

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*  Non-income producing security.
**  The cost for federal income tax purposes was $275,651,026. At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $34,763,460. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,887,754 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,124,294.
†  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2014 amounted to $1,446,975, which is 0.5% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry subgroups or industries.

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Russia	$146,411,840	$—	$—	$144,393,360
Turkey	51,669,593	—	—	51,669,593
Poland	50,331,814	—	—	50,331,814
Greece	35,702,712	—	—	35,702,712
Kazakhstan	6,655,329	—	—	6,655,329
Czech Republic	2,609,301	—	—	2,609,301
Cyprus	2,568,000	—	—	2,568,000
Hungary	2,375,532	—	—	2,375,532
Short-Term Instruments(1)	12,090,365	—	—	12,090,365
Total	$310,414,486	$—	$—	$310,414,486

There have been no transfers between fair measurement levels during the period ended July 31, 2014.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014